Risk Management and Financial Instruments (Details) - Schedule of Sensitivity Analysis Fair Value Asset and Liability - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	$ 1,774,497	$ 1,363,555	$ 1,605,281
Fair value (Asset)	1,971,125	1,612,732	1,740,876
Fair value (Liability)	(1,977,214)	(1,539,000)	(1,757,300)
Fair value	(6,088)	73,732	(16,424)
Swap [Member] | LIBOR [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	158,305	181,769
Fair value (Asset)	172,986	189,067
Fair value (Liability)	(173,722)	(189,571)
Fair value	(736)	(504)
Swap [Member] | IPCA [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		111,031	103,021
Fair value (Asset)		142,472	123,845
Fair value (Liability)		(111,625)	(98,448)
Fair value		30,847	$ 25,397
Swap [Member] | IPCA [Member] | 2024 {Member}
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	96,698	111,031
Fair value (Asset)	128,160	142,472
Fair value (Liability)	(97,858)	(111,625)
Fair value	30,301	30,847
Swap [Member] | IPCA [Member] | 2027 {Member}
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	245,626	79,937
Fair value (Asset)	258,963	94,520
Fair value (Liability)	(254,437)	(85,402)
Fair value	4,526	9,118
Swap [Member] | IPCA [Member] | 2028 {Member}
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		91,298
Fair value (Asset)		108,777
Fair value (Liability)		(100,034)
Fair value		8,743
Swap [Member] | IPCA [Member] | 2030 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	251,848	289,179
Fair value (Asset)	296,032	350,639
Fair value (Liability)	(282,762)	(328,591)
Fair value	13,270	22,048
Swap [Member] | IPCA [Member] | 2031 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	271,401	288,874
Fair value (Asset)	301,323	333,981
Fair value (Liability)	(306,416)	(326,029)
Fair value	(5,093)	7,952
Swap [Member] | IPCA [Member] | 2032 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	207,452	87,821
Fair value (Asset)	221,637	103,620
Fair value (Liability)	(234,321)	(105,459)
Fair value	(12,684)	(1,839)
Swap [Member] | IPCA [Member] | 2034 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	143,913
Fair value (Asset)	145,789
Fair value (Liability)	(147,941)
Fair value	(2,152)
Swap [Member] | IPCA [Member] | 2036 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional		18,824
Fair value (Asset)		23,487
Fair value (Liability)		(24,650)
Fair value		(1,163)
Swap [Member] | IPCA [Member] | 2037 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	217,487	214,822
Fair value (Asset)	254,311	266,169
Fair value (Liability)	(282,138)	(267,639)
Fair value	(27,826)	(1,470)
Swap [Member] | IPCA [Member] | 2038 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	158,537
Fair value (Asset)	167,949
Fair value (Liability)	(173,545)
Fair value	(5,595)
Swap [Member] | IPCA [Member] | 2039 [Member]
Schedule of Sensitivity Analysis Fair Value Asset and Liability [Line Items]
Notional	23,230
Fair value (Asset)	23,975
Fair value (Liability)	(24,074)
Fair value	$ (99)